As filed with the Securities and Exchange Commission on September 14, 2012

Securities Act of 1933 File No. 333-173967

Investment Company Act of 1940 File No. 811-22555

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    ☒

Pre-Effective Amendment No.           ☐

Post-Effective Amendment No. 22    ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    ☒

Amendment No. 24    ☒

(Check Appropriate Box or Boxes)

FLEXSHARES TRUST

(Exact Name of Registrant as Specified in Charter)

50 South LaSalle Street

Chicago, Illinois 60603

(Address of Principal Executive Offices)

800-595-9111

(Registrant’s Telephone Number, including Area Code)

Name and Address of Agent for Service:	with a copy to:
Diana E. McCarthy, Esq.	Peter K. Ewing
Drinker Biddle & Reath LLP	Craig R. Carberry, Esq.
One Logan Square, Ste. 2000	Northern Trust Investments, Inc.
Philadelphia, Pennsylvania 19103-6996	50 South LaSalle Street
Chicago, Illinois 60603

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on September 21, 2012 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended (“1933 Act”), solely for the purpose of delaying until September 21, 2012 the effectiveness of the Registrant’s Post-Effective Amendment No. 4 filed on January 12, 2012, which, pursuant to Rule 485(a)(1) of the 1933 Act, was scheduled to become effective on March 27, 2012. Post-Effective Amendment No. 9 was filed on March 23, 2012 pursuant to Rule 485(b)(1)(iii) of the 1933 Act to extend the effective date of Post-Effective Amendment No. 4 to April 26, 2012, Post-Effective Amendment No. 11 was filed on April 25, 2012 pursuant to Rule 485(b)(1)(iii) of the 1933 Act to extend the effective date of Post-Effective Amendment No. 4 to May 26, 2012, Post-Effective Amendment No. 13 was filed on May 25, 2012 pursuant to Rule 485(b)(1)(iii) of the 1933 Act to extend the effective date of Post-Effective Amendment No. 4 to June 25, 2012, Post-Effective Amendment No. 15 was filed on June 22, 2012 pursuant to Rule 485(b)(1)(iii) of the 1933 Act to extend the effective date of Post-Effective Amendment No. 4 to July 25, 2012, Post-Effective Amendment No. 17 was filed on July 24, 2012 pursuant to Rule 485(b)(1)(iii) of the 1933 Act to extend the effective date of Post-Effective Amendment No. 4 to August 24, 2012 and Post-Effective Amendment No. 20 was filed on August 22, 2012 pursuant to Rule 485(b)(1)(iii) of the 1933 Act to extend the effective date of Post-Effective Amendment No. 4 to September 15, 2012.

This Post-Effective Amendment No. 22 incorporates by reference the information contained in Parts A and B of the Post-Effective Amendment No. 4 and the information contained in Part C of Post-Effective Amendment No. 21 to the Registrant’s Registration Statement, filed on September 11, 2012.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Post-Effective Amendment No. 22 pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 22 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois on the 14th day of September 2012.

FLEXSHARES TRUST

By:	/s/ Shundrawn A. Thomas
Shundrawn A. Thomas
Trustee and President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 22 to Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

* Sarah N. Garvey	Trustee	September 14, 2012
Sarah N. Garvey

* Philip G. Hubbard	Trustee	September 14, 2012
Philip G. Hubbard

* Eric T. McKissack	Trustee	September 14, 2012
Eric T. McKissack

/s/ Shundrawn A. Thomas	Trustee and President	September 14, 2012
Shundrawn A. Thomas	(Principal Executive Officer)

/s/ Randal Rein	Treasurer	September 14, 2012
Randal Rein	(Principal Financial Officer and Principal Accounting Officer)

* By:	/s/ Diana E. McCarthy
Diana E. McCarthy
Attorney-In-Fact, pursuant to power of attorney